Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Net sales	$ 976,480	$ 596,042	$ 2,515,169	$ 2,326,905	$ 2,240,723
Cost of products sold	743,292	458,477	1,919,804	1,799,065	1,709,326
Gross profit	233,188	137,565	595,365	527,840	531,397
Operating expenses	206,344	113,745	478,284	428,977	401,676
Income from operations	26,844	23,820	117,081	98,863	129,721
Interest expense, financing costs and other	16,256	2,655	11,037	10,095	8,247
Income before provision for income taxes	10,588	21,165	106,044	88,768	121,474
Provision for income taxes	3,470	8,258	43,767	34,922	48,867
Net income	$ 7,118	$ 12,907	$ 62,277	$ 53,846	$ 72,607
Net income per share:
Basic	$ 0.12	$ 0.26	$ 1.26	$ 1.09	$ 1.5
Diluted	$ 0.12	$ 0.26	$ 1.24	$ 1.08	$ 1.47
Weighted-average shares used in computing net income per share:
Basic	58,972,913	49,428,842	49,578,130	49,227,466	48,472,240
Diluted	59,962,033	50,012,881	50,173,478	49,947,699	49,385,335